Net Finance Income (Costs) - Schedule of Net Finance Income (Costs) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net Finance Income (Costs) [Abstract]
Interest income	$ 24,345	$ 14,994
Finance income	24,345	14,994
Interest on short-term loan	(4,880)
Interest on lease arrangements	(2,557)	(70,582)
Finance cost	(7,437)	(70,582)
Net finance income (cost)	$ 16,908	$ (55,588)